File No. 33-46435
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 14
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on June 16, 1998) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 20, 1998 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                         PAINEWEBBER PATHFINDERS TRUST,
                       TREASURY AND GROWTH STOCK SERIES 14
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.

  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

            PaineWebber Pathfinders Trust
     Treasury and Growth Stock Series Fourteen
             A "Unit Investment Trust"

19,700,000 Units

 The investment objective of this Trust is to pre-serve capital while providing for capital appre-ciation through an investment in "zero coupon"
United States Treasury obligations (the "Treasury
Obligations") and equity stocks having, in Spon-sor's opinion on the Initial Date of Deposit, po-tential for appreciation (the "Stocks"). The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is 1,000 Units except that the minimum purchase in connection with an Indi-vidual Retirement Account (IRA) or other tax-deferred retirement plan is 250 Units. Only whole
Units may be purchased.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-
PROVED BY THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION NOR HAS THE
COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PRO-
SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

 THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN AC-
QUIRED BY THE SPONSOR EITHER BY PURCHASE FROM THE
TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE
SECONDARY MARKET.

SPONSOR:
 PaineWebber
   Incorporated
      Read and retain this prospectus for future
       reference.
            Prospectus dated June 16, 1998

Essential Information Regarding The Trust

 The Trust. The objective of the PaineWebber Path-finders Trust, Treasury and Growth Stock Series 14
(the "Trust") is preservation of capital and capi-tal appreciation through an investment in the principal or interest portions of stripped "zero-coupon" United States Treasury notes or bonds as the case may be (the "Treasury Obligations"), and equity stocks (the "Stock" or "Stocks" and, to-gether with the Treasury Obligations the "Securities") which, in the Sponsor's opinion on the Initial Date of Deposit, have potential for capital appreciation. The stripped Treasury Obli-gations in the Trust are interest-only portions of United States Treasury Obligations (as further discussed under "Risk Factors and Special Consid-erations") and which matures on November 15, 2003 represents approximately 44% of the aggregate mar-ket value of the Trust portfolio and the Stocks represent approximately 56% of the aggregate mar-ket value of the Trust portfolio. The stripped
Treasury Obligations, as discussed below, make no payment of current interest, but rather make a single payment upon their stated maturity. Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United
States, the Sponsor believes that the Trust pro-vides an attractive combination of safety and ap-preciation for purchasers who hold Units until the Trust's termination. The Trust has been formulated so that the portion of the Trust invested in Treasury Obligations is designed to provide an ap-proximate return of principal invested on the Man-datory Termination Date for purchasers on the Ini-tial Date of Deposit (see "Essential Information -
-Distributions"). Therefore, even if the Stocks are valueless upon termination of the Trust, and if the Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers should receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides Unitholders who pur-chased their units at or below $1,000 per 1,000
Units and who hold their units to the Mandatory
Termination Date of the Trust on November 30, 2003 will receive the same amount as they originally invested, although they would have foregone earn-ing any interest on the amounts involved and will not protect their principal on a present value ba-sis, assuming the Stocks are valueless. The Stock may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profit-ability, the financial condition of issuers and the prices of equity securities in general and the Stock in particular. In addition, the Treasury Ob-ligations may fluctuate substantially in value.
There is no assurance that the Trust's objective will be achieved at the Trust's intended maturity or if the Trust is terminated or Units redeemed prior to the Trust's intended maturity. The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 As directed by the Sponsor, approximately 30 days prior to the maturity of the Treasury Obligations, the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the In-denture until distributed and will be of benefit to the Trustee. During the life of the Trust, Se-curities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the Treasury Obligations ma-ture. (See "Termination of the Trust" and "Federal
Income Taxes".)

 Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund
Evaluation by the number of Units outstanding and then adding a sales charge which is currently
2.25% of the Public Offering Price (2.30% of the net amount invested). (See "Public Offering of Units-Sales Charge").

 Distributions. The Trustee will distribute any net income and principal received (excluding long term capital gains, if any, on the sale of Stocks) quarterly on the Distribution Dates. Long term capital gains, if any, will be distributed annu-ally. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. (See "Federal Income
Taxes"). Additionally upon termination of the Trust, the Trustee will distribute to each Uni-tholder his pro rata share of the Trust's assets, less expenses. The sale of Stocks in the Trust in the period prior to termination and upon termina-tion may result in a lower amount than might oth-erwise be realized if such sale were not required at such time due to impending or actual termina-tion of the Trust. For this reason, among others, the amount realized by a Unitholder upon termina-tion may be less than the amount paid by such Uni-tholder. Unless a Unitholder purchases Units on the Initial Date of Deposit and unless the Treas-ury Obligations in proportion to the Units out-standing remain in the Trust, total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

 Market for Units. The Sponsor, though not obli-gated to do so, presently intends to maintain a secondary market for Units based upon the bid side evaluation of the Treasury Obligations. The public offering price in the secondary market will be based upon the value of the Securities next deter-mined after receipt of a purchase order plus the applicable sales charge (See "Public Offering of Units-Public Offering Price" and "Valuation"). If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption.
With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
"in kind" by distributing only Stocks to the re-deeming Unitholder as directed by the Sponsor.
(See "Redemption")

                 THE TRUST

 General. The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agree-ment* (the "Indenture") dated as of the Initial
Date of Deposit, between PaineWebber Incorporated, as Sponsor and Investors Bank & Trust Company and
The First National Bank of Chicago as Co-Trustees
(the "Co-Trustees" or the "Trustee"). The objec-tive of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Stocks.

 The Treasury Obligations consist of U.S. Treasury obligations which have been stripped of their un-matured interest coupons or interest coupons stripped from the U.S. Treasury Obligations. The obligor with respect to the Treasury Obligations is the United States Government. U.S. Government backed obligations are considered the safest in-vestment.

 The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit re-investment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest cur-rently.

 Risk Factors and Special Considerations. The
Trust also consists of Stocks. These are equity stocks which, in Sponsor's opinion on the Initial
Date of Deposit, have growth appreciation poten-tial because PaineWebber believes the Stocks will be the beneficiaries of industrial innovation as well as global and technological trends over the life of the Trust.

 Stocks will not be sold to take advantage of mar-ket fluctuations. The Stocks contained in the Trust are representative of a number of different industries and the Trust is not considered concen-trated in the Stocks of any particular industry.
Although certain Stocks in the Trust pay divi-dends, the Stocks were not selected on the basis of the potential for dividend income but rather on their growth potential. Dividends, if any, re-ceived will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next Distribu-tion Date and to the extent that funds are held therein will benefit the Trustee.

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are gener-ally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the is-suer. Holders of common stocks have a right to re-ceive dividends only when and if, and in the amounts, declared by the issuer's board of direc-tors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or pro-vided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative ba-sis, but do not participate in other amounts available for distribution by the issuing corpora-tion. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of
the issuer. Therefore they do not offer any assur-
ance of income or provide the degree of protection
of debt securities. The issuance of debt securi-
ties or even preferred stock by an issuer will
create prior claims for payment of principal, in-
terest and dividends which could adversely affect
the ability and inclination of the issuer to de-
clare or pay dividends on its common stock or the
rights of holders of common stock with respect to
assets of the issuer upon liquidation or bank-
ruptcy. Unlike debt securities which typically
have a stated principal amount payable at matur-
ity, common stocks do not have a fixed principal
amount or a maturity. Additionally, the value of
the Stocks, like the Treasury Obligations, in the
Trust may be expected to fluctuate over the life
of the Trust to values higher or lower than those
prevailing on the Initial Date of Deposit. Certain
of the Stocks are American Depositary Receipts
("ADRs") which evidence American Depositary Shares
which, in turn, represent common stock of foreign
issuers deposited with a custodian in a deposi-
tary. Currency fluctuations will affect the U.S.
dollar equivalent of the local currency price of
the underlying domestic share and as a result, are
likely to affect the value of ADRs and the value
of any dividends actually received by the Trust.
In addition, the rights of holders of ADRs may be
different than those of holders of the underlying
shares, and the market for ADRs may be less liquid
than that for the underlying shares. Therefore,
investment in this Trust should be made with an
understanding that the value of the ADRs may fluc-
tuate with fluctuations in the values of the par-
ticular foreign currency relative to the U.S. dol-
lar. There is no assurance that the Trust's objec-
tive will be achieved. Until distributed, divi-
dends and principal received upon the sale of
Stocks may be reinvested, until the next applica-
ble distribution date, in current interest-bearing
United States Treasury Obligations. (See
"Administration of the Trust-Reinvestment".) (The
Treasury Obligations, the current interest-bearing
United States
________________
*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
Treasury Obligations if any, and the Stocks may be collectively referred to as "Securities" herein.)
The value of the securities and, therefore, the value of Units may be expected to fluctuate.

 Because the Trust is organized as a unit invest-ment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market condi-tions to improve the Trust's net asset value, but may dispose of Securities only under limited cir-cumstances. (See "Administration of the Trust--
Portfolio Supervision".)

FEDERAL INCOME TAXES

 In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes. Un-der the Internal Revenue Code of 1986, as amended
(the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Secu-rities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each security.

 3. The Trust is not an association taxable as a corporation for New York State income tax pur-poses. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States
Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Uni-tholder may depend upon the Unitholder's particu-lar tax circumstances. The tax treatment applica-ble to non-U.S. investors is not addressed. Fu-ture legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders.
Accordingly, each Unitholder is advised to consult its his or her own tax advisor concerning the ef-fect of an investment in Units.

 General. Each Unitholder must report on its fed-eral income tax return a pro rata share of the en-tire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations, gains or losses upon dispo-sitions of Securities by the Trust and a pro rata share of the expenses of the Trust. Unitholders should note that their taxable income from an in-vestment in Units will exceed cash distributions because taxable income will include accretions of original issue discount on the Treasury Obliga-tions.

 Distributions with respect to Stock, to the ex-tent they do not exceed current or accumulated earnings and profits of the distributing corpora-tion, will be treated as dividends to the Uni-tholders and will be subject to income tax at or-dinary rates. Corporate Unitholders may be enti-tled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax basis for such Stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Uni-tholder on any subsequent sale or other disposi-tion of Units. After the tax cost has been re-duced to zero, any additional distributions in ex-cess of current and accumulated earnings and prof-its would be taxable as gain from sale of Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deduc-tions described in Code Section 67, including com-pensation paid to the Trustee and administrative expenses of the Trust, to the extent these item-ized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross in-come. Thus, a Unitholder's taxable income from an investment in Units may exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Corporate Dividends-Received Deduction. Corpo-rate holders of Units may be eligible for the dividends-received deduction with respect to dis-tributions treated as dividends, subject to the limitations provided in Section 246 and 246A of the Code. The dividends-received deduction gener-ally equals 70 percent of the amount of the divi-dend. The alternative minimum tax may have the effect of reducing the benefit of the deduction.
As a result, the maximum effective tax rate on dividends received generally will be reduced from 35 percent to 10.5 percent. A portion of the divi-dends-received deduction, may however, be subject to the alternative minimum tax. Individuals, part-nerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount"). Origi-nal issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obliga-tions, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets will be provided to a Unitholder upon request in order to enable the Unitholder to calculate the original issue dis-count attributable to each of the Treasury Obliga-tions. Original issue discount on Treasury Obli-gations (which were issued or treated as issued on or after July 2, 1982) is deemed earned over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of income in each year. Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation with original issue dis-count. The amount of accrued original issue dis-count included in income for a Unitholder's pro rata interest in Treasury Obligations is added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder gen-erally will recognize gain or loss in an amount equal to the difference between the amount real-ized on the disposition allocable to the Securi-ties and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original is-sue discount. The gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previ-ously reported. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than the Security's per Unit tax cost.

 Under the Taxpayer Relief Act of 1997, capital gains realized on the sale of property held for more than one year but not more than eighteen months are considered "mid-term gains." In the case of individuals, mid-term gains are taxed at lower rates than ordinary income, but not as fa-vorably as capital gains on property held for more than eighteen months. The Trustee will identify in the annual tax information statement mailed to Unitholders the portion of capital gain dividends which are considered mid-term gains.

 Withholding For Citizen or Resident Investors. In the case of any noncorporate Unitholder that is a citizen or resident of the United States a 31 per-cent "backup" withholding tax may apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal in-come tax consequences of an investment in the Trust. Unitholders, may also be subject to state and local taxation. Each Unitholder should con-sult its own tax advisor regarding the federal, state and local tax consequences to it of owner-ship of Units.

 Investment in the Trust may be suited for pur-chase by funds and accounts of individual inves-tors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Uni-tholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined with respect to the Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See
"Valuation.")

 Sales Charge. Sales charges for secondary market
sales are set forth below. Unitholders should note
that their taxable income from an investment in
Units will exceed cash distributions because taxable
income will include accretions of original issue
discount on the Treasury Obligations, as well as
amounts that are not distributed to Unitholders but
are used by the Trust to pay expenses.
     Secondary Market on and After
          March 31, 1996
       Percent of
          Public    Percent of
        Offering   Net Amount
          Price      Invested
          2.25%        2.30%
 Employee Discount. Due to the realization of economies of scale in sales effort and sales re-lated expenses with respect to the purchase of Units by employees of the Sponsor and its affili-ates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge of $5.00 per 1,000 Units.

 Exchange Option. Unitholders may elect to ex-change any or all of their Units of this series for units of one or more of any series of The
PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California Se-ries"); The Corporate Bond Trust (the "Corporate
Series"); The PaineWebber Pathfinder's Trust (the
"Pathfinder's Trust"); The Municipal Bond Trust,
Insured Series (the "Insured Series") the
PaineWebber Federal Government Trust, (the
"Federal Government Trust") or The PaineWebber Eq-uity Trust, (the "Equity Trust"), (collectively referred to as the "Exchange Trusts"), at a Public
Offering Price for the units of the Exchange
Trusts to be acquired based on a reduced sales charge of $15 per unit or per 1,000 units in the case of a trust whose units cost approximately one dollar. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Uni-tholder who wishes to exchange Units the cost sav-ings resulting from such exchange Units. The cost savings result from reductions in time and expense related to advice, financial planning and opera-tional expenses required for the Exchange Option.
Each Exchange Trust has different investment ob-jectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust care-fully prior to exercising this option. Exchange
Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax-deferred investment plans such as Individ-ual Retirement Accounts. A Unitholder who pur-chased Units of a series and paid a per Unit or per 1,000 Unit sales charge that was less than the per Unit or per 1,000 Unit sales charge of the se-ries of the Exchange Trusts for which such Uni-tholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offer-ing Price plus the reduced sale charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month pe-riod will be required to exchange them at the Unit
Offering Price plus a sales charge based on the greater of the reduced sale charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Uni-tholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indi-cated that it intends to maintain a market for the Units of the respective Trusts, there is no obli-gation on its part to maintain such a market.
Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Uni-tholder. Exchanges will be effected in whole Units only, but Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event," i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary income na-ture depending upon the length of time he has held his Units and other factors. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in par-ticular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exer-cise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Ex-change Trusts from the Sponsor. If Units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current pro-spectus or prospectuses relating to each series in which he indicated interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined af-ter receipt by the Sponsor of an exchange request and properly endorsed Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any pro-ceeds not used to acquire whole units will be paid to the selling Unitholder.

 For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 unit, desires to sell his units and seeks to exchange the proceeds for units of a se-ries of an Exchange Trust with a current price of $890 per unit based on the bid prices of the un-derlying securities. In this example, which does not contemplate any rounding up to the next high-est number of Units, the proceeds from the Uni-tholder's units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be re-turned to the Unitholder.

 Conversion Option. In addition to the Exchange
Option described in this Prospectus, owners of units of any registered unit investment trust sponsored by another which was initially offered at a maximum applicable sales charge of at least
3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit (or per 100 Units in the case of Exchange
Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Ex-change Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each se-ries in which he indicates interest and for which units are available. The dealer must sell or re-deem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the pur-chase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Op-tion. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the re-duced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100
Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Ex-change Option). For a description of the tax con-sequences of a conversion reference is made to the Exchange Option section of the prospectus.

 Distribution of Units. The minimum purchase in the initial public offering is 1,000 Units, except that the minimum purchase is 250 Units for pur-chases made in connection with Individual Retire-ment Accounts or other tax-deferred retirement plans. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units.
Sales may, however, be made to dealers who are members of the National Association of Securities
Dealers, Inc. ("NASD") at prices which include a concession of one-half of the highest applicable sales charge and the dealer concession will be re-tained by the Sponsor. In event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securi-ties Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not in-tend to sell Units to persons who are non-resident aliens.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secon-dary market for the Units and continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption".

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 Sponsor's Profits. In addition to the applicable sales charge the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it sells or redeems the Units, which is based on the value of the Securi-ties, determined by the Trustee as described under "Valuation". In maintaining a secondary market for the Units, the Sponsor may realize profits or sus-tain losses in the amount of any differences be-tween the price at which it buys Units and the price at which it resells or redeems such Units.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their de-livery may be used in the Sponsor's business sub-ject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys
Units and the price at which it resells or redeems such units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company (the "Trustee") for redemption at its of-fice at 200 Clarendon Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the pre-sent time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee.
If the Units are represented by a Certificate, it must be properly endorsed and accompanied by a letter requesting redemption. If held in uncerti-ficated form, a written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on records of the Trustee with the signature guaranteed by an eligible guarantor-institution, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require addi-tional documents such as, but not limited to, trust instruments, certificates of death, appoint-ments as executor or administrator, or certifi-cates of corporate authority. Unitholders should contact the Trustee to determine whether addi-tional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the re-demption request in good order by the Trustee. The
Redemption Value per Unit is determined by divid-ing the Trust Fund Evaluation, determined on the basis of the current bid prices for the Treasury
Obligation plus the market value for the Stocks by the number of Units outstanding. (See
"Valuation.")

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00, it is deemed received on the next business day. The
Sponsor may purchase Units tendered to the Trustee for redemption. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder on the seventh calendar day following the date of tender
(or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts repre-senting income received shall be withdrawn from the Income Account, and, to the extent such bal-ance is insufficient, from the Capital Account.
The Trustee is empowered, to the extent necessary, to sell Securities in such manner and as directed by the sponsor which direction shall be given as to maximize the objectives of the Trust. In the event that no such direction is given by the Spon-sor, the Trustee is empowered to sell Securities as follows: Treasury Obligations will be sold so as to maintain the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving ef-fect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (see "Administration of the Trust").
However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem
Units "in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then main-taining a secondary market in Units of the Trust.
Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday clos-ings; or for any period during which the Securi-ties and Exchange Commission determined that trad-ing on the New York Stock Exchange, Inc. is re-stricted or for any period during which an emer-gency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Secu-rities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to sus-pend or postpone when done in the Trustee's dis-cretion.

                 VALUATION
 The Trustee will calculate the Trust's value (the
"Trust Fund Evaluation") per Unit at the Valuation
Time set forth under "Summary of Essential Infor-mation" (1) on each June 30 and December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the business day on which any Unit is tendered for redemption, and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued on the Treasury Obliga-tions but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and de-ducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previ-ously deducted and (y) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust expenses.
The per Unit Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include Saturdays, Sundays, New Year's Day, Martin Luther King, Jr.'s
Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day and other days that the New York
Stock Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Securities are listed on one or more na-tional securities exchanges, such evaluation shall be based on the closing sale price on that day
(unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New York Stock Exchange if the Securities are listed thereon), (2) if there is no such appropri-ate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefore is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation), or
(4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Secu-rities in good faith on the bid side of the mar-ket, or (d) by any combination thereof.

 Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treas-ury Obligations, is the price obtained from in-vestment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury Obliga-tions; or, if there is no market for the Treasury
Obligations, and bid prices are not available, on the basis of current bid prices for comparable se-curities; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of current offering prices of the Treasury
Obligations, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. The Pub-lic Offering Price per Unit (which figure includes the sales charge) exceeds the Redemption Value
(see "Essential Information"). The bid prices of the Treasury Obligations and Stocks are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST
 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, advertising expenses and expenses in-curred in establishment of the Trust including le-gal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the year. The Sponsor's fee, which is not to exceed $.00025 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory serv-ices rendered to all series of the PaineWebber
Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, an-nually $.00145 per Unit. In addition, the regular and recurring expenses of the Trust are estimated to be $.0009 per Unit annually which include, but are not limited to certain mailing, printing and audit expenses. Expenses in excess of this esti-mate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be in-creased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor or if the Price Index is no longer published, a similar index as deter-mined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital
Account (see "Administration of the Trust--
Accounts"): (1) fees for the Trustee for extraor-dinary services; (2) expenses of the Trustee
(including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) ex-penses and costs of any action taken by the Trus-tee to protect the trusts and the rights and in-terests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust.
In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Fed-eral or state securities laws so long as the Spon-sor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public account-ants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds
$.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. To the extent that divi-dends paid with respect to the Stocks are not suf-ficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities to meet the expenses of the Trust and if Securities have to be sold, Stock will be sold prior to Treasury
Bonds and Stocks having the greatest amount of ap-preciation will be sold first.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by registered
Certificates executed by the Trustee and the Spon-sor. Certificates are transferable by presentation and surrender to the Trustee at its corporate agency office properly endorsed and accompanied by a written instrument or instruments of transfer satisfactory to the Trustee together with payment of $2.00 if required by the Trustee (or such other amount as may be specified by the Trustee and ap-proved by the Sponsor), and taxes or other govern-mental charges that may be imposed in connection with the transaction. For new Certificates issued to replace destroyed, mutilated, stolen or lost
Certificates, the Unitholder must furnish indem-nity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated Cer-tificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The Trustee will distribute any net income and principal received quarterly on the Distribution
Dates to Unitholders of record on the preceding
Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred.
(See "Federal Income Taxes".)

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon dispo-sition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See
"Termination.")

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until re-quired to be disbursed.

 The Trustee will credit on its books to an Income
Account any dividends (except stock dividends) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, stock divi-dends, if any, and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account.
The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts neces-sary to pay expenses incurred by the Trust. (See
"Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capi-tal Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See
"Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of in-come from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 Pursuant to the Indenture, the Trustee is re-quired to keep proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and ad-dress of every Unitholder, a list of the Certifi-cate numbers and the number of Units of each Cer-tificate issued to Unitholders. The Trustee is also required to keep a certified copy or dupli-cate original of the Indenture and a current list of Securities held in the Trust on file at its Corporate Agency office which will be open to in-spection by any Unitholder at reasonable times during usual business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time dur-ing the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amount distributed to Uni-tholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee;
their activities described herein are governed solely by the provisions of the Indenture. The In-denture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse le-gal question or impediment affecting such Securi-ties or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the dec-laration or payment of dividends or interest on the such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or in-come on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the occurrence of any materially adverse credit factors, that in the opinion of the Spon-sor, make the retention of such Securities detri-mental to the interest of the Unitholders;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being an-nounced affecting a Security that in the opinion of the Sponsor makes the sale or tender of the Se-curity in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the eco-nomic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where nec-essary to pay Trust expenses or to satisfy redemp-tion requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discre-tion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treas-ury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding af-ter giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales redemption requests) and dividends received may, if and to the extent there is no legal impediment, be reinvested in United
States Treasury obligations which mature on or prior to the next scheduled Distribution Date. The
Sponsor anticipates that, where permitted, such proceeds will be reinvested in the United States
Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of Unitholders or would be impractical.
Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in the United States Treasury obligations undesir-able or infeasible and (ii) amounts not suffi-ciently large so as to make a reinvestment eco-nomical or feasible. Any moneys held and not rein-vested will be held in an non-interest bearing ac-count until distribution on the next Distribution
Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Uni-tholders to cure any ambiguity or to correct or supplement any provision thereof which may be de-fective or inconsistent or to make such other pro-visions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units is-sued thereunder or to permit the deposit or acqui-sition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the con-sent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unithold-ers rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will termi-nate within 15 days after the maturity of the Treasury Obligations held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the market value of the Securities on the Initial Date of De-posit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Uni-tholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Uni-tholders. In no event will the Trust continue be-yond the Mandatory Termination Date.

 As directed by the Sponsor, approximately 30 days prior to the maturity of the Treasury Obligations, the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon ter-mination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distrib-ute to each Unitholder, upon surrender for cancel-lation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to the impending or actual termination of the Trust. For this reason, among others the amount realized by a Unitholder upon termination may be less than the amount paid by such Uni-tholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a cor-poration organized under the laws of the State of Delaware. The Sponsor is a member firm of the New
York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a mem-ber of the National Association of Securities
Dealers Inc. The Sponsor is engaged in a security and a commodity brokerage business as well as un-derwriting and distributing new issues. The Spon-sor also acts as a dealer in unlisted securities and municipal bonds and in addition to participat-ing as a member of various selling groups or as an agent of other investment companies, executes or-ders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its ca-pacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for re-fraining from taking any action made in good faith or for errors in judgement, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its du-ties. The Sponsor will not be liable or responsi-ble in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its du-ties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liq-uidate the Trust.

                 CO-TRUSTEES

 The Co-Trustees are The First National Bank of
Chicago, a national banking association (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corpora-tion and the Board of Governors of the Federal Re-serve System) with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Il-linois 60670-0126 and Investors Bank & Trust Com-pany, a Massachusetts trust company (which is sub-ject to supervision by the Massachusetts Commis-sioner of Banks, the Federal Deposit Insurance
Corporation and the Board of Governors of the Fed-eral Reserve System) with its office at P.O. Box
9130, Boston, Massachusetts 02117-9130, toll-free number 1-800-356-2754.

 The Indenture provides that the Co-Trustees will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is re-quired to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Co-Trustees be liable or responsible in any way for depreciation or loss incurred by rea-son of the sale by the Co-Trustees of any Securi-ties in the Trust. In the event of the failure of the Sponsor to act, the Co-Trustees may act and will not be liable for any action taken by it in good faith. The Co-Trustees will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Co-
Trustees or upon or in respect of the Trust which the Co-Trustees may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Co-Trustees. The Co-Trustees will be indem-nified and held harmless against any loss or li-ability accruing to it without gross negligence, bad faith or willful misconduct on its part, aris-ing out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The Statement of Financial Condition and Schedule of Investments audited by Ernst & Young LLP, inde-pendent auditors, have been included herein in re-liance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall
Street, New York, New York, as counsel for the
Sponsor.

ESSENTIAL INFORMATION REGARDING THE TRUST
As of February 28, 1998
Sponsor:       PaineWebber Incorporated
Co-Trustees:   Investors Bank & Trust Co. and
               The First National Bank of Chicago
Initial Date of Deposit: March 30, 1993
Aggregate Market Value of Securities in Trust:                        $32,566,001
Number of Units:                                                      19,700,000
Minimum Purchase
250 units for Individual Retirement Accounts
1,000 units for all else
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                            1/19,700,000th
Calculation of Public Offering Price Per Unit:
Value of Net Assets in Trust                                          $32,600,972
Divided by 19,700,000 Units                                           $1.6549
Plus Sales Charge of 2.25% of Public Offering Price                   $.0381
Public Offering Price per Unit                                        $1.6930
Redemption Value per Unit                                             $1.6549
Excess of Public Offering Price over Redemption Value per Unit:       $.0381
Sponsor's Repurchase Price per Unit                                   $1.6549
Excess of Public Offering over Sponsor's Repurchase Price per Unit:   $.0381
Evaluation Time:                                                      4 P.M. New York Time
Distribution Dates*:                                                  Quarterly on January 20, April 20,
                                                                      July 20 and October 20.
Record Date:                                                          March 31, June 30, September 30
                                                                      and December 31.
Mandatory Termination Date:                                           November 30, 2003 (15 days after
                                                                      maturity of the Treasury Obligations).
Discretionary Liquidation Amount:                                     20% of the value of the Securities
                                                                      upon completion of the deposit of
                                                                      the Securities
Estimated Expenses of the Trust * *:                                  $.0026 per Unit
   * See " Distributions "
* * See " Expenses of Trust ". Estimated divi-
dends from the Stocks, based upon last dividends
 actually paid, are expected by the Sponsor to
be sufficient to pay Estimated Expenses of the
Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK SERIES FOURTEEN:
We have audited the accompanying statement of fi-nancial condition, including the schedule of in-vestments, of The PaineWebber Pathfinders Trust,
Treasury and Growth Stock Series Fourteen as of
February 28, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with gener-ally accepted auditing standards. Those standards require that we plan and perform the audit to ob-tain reasonable assurance about whether the finan-cial statements are free of material misstatement.
An audit includes examining, on a test basis, evi-dence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of Febru-ary 28, 1998, as shown in the statement of finan-cial condition and schedule of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial state-ment presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The PaineWebber Path-finders Trust, Treasury and Growth Stock Series
Fourteen at February 28, 1998 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                ERNST & YOUNG LLP
New York, New York
June 5, 1998

           THE PAINEWEBBER PATHFINDERS TRUST
        TREASURY AND GROWTH STOCK SERIES FOURTEEN
           STATEMENT OF FINANCIAL CONDITION
               February 28, 1998
              ASSETS
Treasury Obligation - at market value (Cost $13,606,383)
(note A and note 1 to schedule of investments)                 $14,320,304
Common Stock - at market value (Cost $8,032,192)
(note 1 to schedule of investments)                            18,245,697
Accrued dividends receivable                                   16,953
Cash                                                           30,302
Total Assets                                                   $32,613,256
        LIABILITIES AND NET ASSETS
Accrued expenses payable                                                          $12,284
Total Liabilities                                                                 12,284
Net Assets (19,700,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $22,136,650
Less gross underwriting commissions (note C)                                      (498,075)
                                                                                  21,638,575
Net unrealized market appreciation (note D)                                       10,927,426
Net amount applicable to unitholders                                              32,566,001
Undistributed investment income-net                                               33,457
Undistributed proceeds from securities sold                                       1,514
Net Assets                                                                        32,600,972
Total Liabilities and Net Assets                                                  $32,613,256
Net Asset Value per unit                                                          $1.6549
  See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
      TREASURY AND GROWTH STOCK SERIES FOURTEEN
              STATEMENT OF OPERATIONS
                                                             Year Ended         Year Ended         Year Ended
                                                             February 28,       February 28,       February 29,
                                                             1998               1997               1996
Operations:
Investment income:
Accretion on Treasury Obligation                             $973,000           $1,190,611         $1,465,924
Dividend Income                                              267,126            358,810            444,398
    Total investment income                                  1,240,126          1,549,421          1,910,322
Less expenses:
Trustee's fees, evaluator's expense and other expenses       38,442             80,774             108,642
    Total expenses                                           38,442             80,774             108,642
Investment income-net                                        1,201,684          1,468,647          1,801,680
Realized and unrealized gain on investments-net:
Net realized gain on securities transactions                 2,419,830          1,559,488          1,171,212
Net change in unrealized market appreciation                 3,171,897          1,567,724          6,031,200
Net gain on investments                                      5,591,727          3,127,212          7,202,412
Net increase in net assets resulting from operations         $6,793,411         $4,595,859         $9,004,092
  See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
      TREASURY AND GROWTH STOCK SERIES FOURTEEN
           STATEMENT OF CHANGES IN NET ASSETS
                                                             Year Ended         Year Ended         Year Ended
                                                             February 28,       February 28,       February 29,
                                                             1998               1997               1996
Operations:
Investment income-net                                        $1,201,684         $1,468,647         $1,801,680
Net realized gain on securities transactions                  2,419,830          1,559,488          1,171,212
Net change in unrealized market appreciation (depreciation)   3,171,897          1,567,724          6,031,200
Net increase in net assets resulting from operations          6,793,411          4,595,859          9,004,092
Less: Distributions to Unitholders (Note E)
Investment income-net                                         212,287            276,005            341,487
    Total Distributions                                       212,287            276,005            341,487
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                          8,174,950          8,405,048          12,339,499
Accrued dividends at date of redemption                       8,120              7,790              13,960
Accreted discount at date of redemption                       1,020,700          923,282            973,671
    Total Redemptions                                         9,203,770          9,336,120          13,327,130
    Decrease  in net assets                                  (2,622,646)        (5,016,266)        (4,664,525)
Net Assets:
Beginning of Period                                           35,223,618         40,239,884         44,904,409
End of Period                                                $32,600,972        $35,223,618        $40,239,884
   See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES FOURTEEN
            NOTES TO FINANCIAL STATEMENTS
               February 28, 1998
 (A) The financial statements of the Trust are
prepared on the accrual basis of accounting. Secu-
rity transactions are accounted for on the date
the securities are purchased or sold. The original
issue discount on the Treasury Obligation is ac-
creted on a level yield basis. The amount of dis-
count included in the cost of the Treasury Obliga-
tion held as of February 28, 1998 is $3,660,245.
 (B) Cost to investors represents the initial pub-
lic offering price as of the initial date of de-
posit, and the value of units through supplemental
deposits computed on the basis set forth under
"Public Offering Price of Units", adjusted for ac-
cretion on United States Treasury Obligations and
for securities sold since the initial date of de-
posit.
 (C) Sales charge of the Public Offering Price per
Unit is computed on the basis set forth under
"Public Offering of Units - Sales Charge and Volume
Discount".
 (D) At February 28, 1998, the gross unrealized
market appreciation was $11,223,648 and the gross
unrealized market depreciation was ($296,222).The
net unrealized market appreciation was
$10,927,426.
 (E) Regular distributions of net income, exclud-
ing accretion income and principal receipts not
used for redemption of units are made quarterly.
Special distribution may be made when the Sponsor
and Co-Trustees deem necessary. Income with re-
spect to the accretion of original issue discount
is not distributed although the unitholder is sub-
ject to tax, where applicable, as if the distribu-
tion had occurred. Accretion income earned by the
Trust increases a unitholder's cost basis in the
underlying security.
 (F) Certain 1996 amounts have been reclassified
to conform to the 1997 presentation.
 (G) The following units were redeemed with pro-
ceeds of securities sold as follows:
                                Year Ended         Year Ended         Year Ended
                                February 28,       February 28,       February 29,
                                1998               1997               1996
Number of units redeemed        6,300,000          7,500,000          12,200,000
Redemption amount               $9,203,770         $9,336,120         $13,327,130

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES FOURTEEN
SCHEDULE OF INVESTMENTS
As of February 28, 1998
TREASURY OBLIGATIONS (43.97%)
Name of Security                               Coupon   Maturity Value   Maturity Date   Market Value(1)
U.S. Treasury Interest Payments (2) (43.97%)   0%       $19,700,000      11/15/2003      $14,320,304
COMMON STOCKS (56.03%)
Name of Issuer                             Number of Shares       Market Value
Automobile Parts (1.30%)
Allen Telecom Inc.* (3)                    24,324                 $424,150
Automobile Manufacturing (2.66%)
Ford Motor Company                         15,312                 866,085
Beverages (6.17%)
The Coca-Cola Company                      19,224                 1,320,448
PepsiCo, Inc.                              18,817                 687,997
Chemicals (1.60%)
Eastman Chemical Company                   1,816                  118,948
Imperial Chemical Industries plc~          5,492                  401,603
Construction Materials (.86%)
Owens-Corning                              9,026                  278,678
Electrical Equipment (4.31%)
General Electric Company                   18,054                 1,403,699
Entertainment (3.17%)
Walt Disney Company                        9,226                  1,032,735
Household Products (4.30%)
Procter & Gamble Company                   16,478                 1,399,600
Information Technology (.04%)
NCR Corporation*                           428                    13,429
Machinery (3.33%)
AlliedSignal, Inc.                         24,359                 1,036,780
TransPro, Inc.                             6,081                  46,368
Manufacturing (1.71%)
Mark IV Industries, Inc.                   23,886                 555,350
Packaging & Containers (1.84%)
Continental Can, Inc.*                     14,774                 599,270
Photography (1.46%)
Eastman Kodak Company                      7,268                  476,962
Pharmaceuticals (11.82%)
Bristol-Myers Squibb Company               13,731                 1,375,675
Merck & Company, Inc.                      11,766                 1,500,900
Zeneca Group plc~                          7,311                  971,906
Publishing (.69%)
Readers Digest Association, Inc.           8,438                  224,134
Retail-Restaurants (.16%)
Tricon Global Restaurants, Inc.* (4)       1,882                  53,402


                                                                  (Continued)

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES FOURTEEN
SCHEDULE OF INVESTMENTS
As of February 28, 1998
COMMON STOCKS (56.03%)
Name of Issuer                       Number of Shares       Market Value
Telecommunications (8.28%)
AT & T Corporation                   6,863                  $417,785
Lucent Technologies, Inc.            2,249                  243,735
Telefonos de Mexico SA~              7,257                  367,839
WorldCom, Inc.*                      43,686                 1,668,259
Tire and Rubber (2.33%)
Goodyear Tire & Rubber Company       10,994                 759,960
TOTAL COMMON STOCKS                                         $18,245,697
TOTAL INVESTMENTS                                           $32,566,001
(1) Valuation of Securities was made by the Co-
Trustees as described in "Valuation".
(2) This security does not pay current inter-
est.  On the maturity date thereof, the entire ma-
turity value becomes
 due and payable. Generally, a fixed yield is
earned on such security which takes into account
the semi-annual
 compounding of accrued interest.  (See "The
Trust" and "Federal Income Taxes" herein).
(3) Name changed from Allen Group.
(4) Spin-off from PepsiCo, Inc.
  *  Non-income producing.
 ~ American Depositary Receipts.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-27        Financial Data Schedule
          EX-99.C2     Consent of Independent Auditors
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The PaineWebber Pathfinders Trust, Treasury and Growth Stock Series 14 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 16th day of June, 1998.
                     PAINEWEBBER PATHFINDERS TRUST,
                  TREASURY AND GROWTH STOCK SERIES 14
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New York, on this 16th day of June, 1998.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.